Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-based Compensation Expense, Net
Total share-based compensation consisted of the following (in millions):

	Year Ended December 31,
	2017	2016	2015
Share-based compensation costs, pre-tax:
Equity awards	$34	$41	$90
Liability awards	80	76	105
Total share-based compensation	114	117	195
Capitalized share-based compensation	(23)	(16)	(23)
Total share-based compensation expense	$91	$101	$172
Tax benefit associated with share-based compensation expense	$5	$—	$—

Schedule of Unrecognized Compensation Cost, Nonvested Awards
The total unrecognized compensation cost at December 31, 2017 relating to non-vested share-based compensation arrangements consisted of the following:

	Unrecognized Compensation Cost (in millions)	Recognized over a weighted average period (years)
Restricted Stock Share Awards	$7	1.5
Restricted Share Unit and Performance Stock Unit Awards	$44	1.5
Phantom Units Awards	$49	1.1

Nonvested Restricted Stock Shares Activity
The table below provides a summary of our restricted stock outstanding (in millions, except for per share information):

	Shares	Weighted Average Grant Date Fair Value Per Share
Non-vested at January 1, 2017	5.7	$24.12
Granted	—	—
Vested	(3.3)	23.80
Forfeited	(0.2)	28.28
Non-vested at December 31, 2017	2.2	$24.29

Schedule of Nonvested Restricted Share Unit and Performance Stock Unit Activity
The table below provides a summary of our restricted share unit and performance stock unit awards outstanding assuming payout at target for awards containing performance conditions (in millions, except for per unit information):

	Units	Weighted Average Grant Date Fair Value Per Unit
Non-vested at January 1, 2017	—	$—
Granted (1)	1.4	47.16
Vested	—	—
Forfeited	(0.1)	46.71
Non-vested at December 31, 2017	1.3	$47.18

(1)
This number excludes 0.2 million performance stock units, which represent the maximum number of common units that would be issued if the maximum level of performance under the target awards amount is achieved.

Share-based Compensation, Restricted Stock Units And Performance Shares Award Outstanding Activity
The table below provides a summary of restricted share unit and performance stock unit awards issued:

	Year Ended December 31,
	2017	2016	2015
Units Issued (in millions)	1.4	—	—
Weighted Average Grant Date Fair Value Per Unit	$47.16	$—	$—
Fair Value vested (in millions)	$1	$—	$—

Nonvested Phantom Units Activity	The table below provides a summary of our phantom units outstanding (in millions):

Units
Non-vested at January 1, 2017	3.9
Granted	—
Vested	(1.8)
Forfeited	(0.3)
Non-vested at December 31, 2017	1.8